Leases (Details) - Schedule of Operating and Finance Right-of-Use Assets and Lease Liabilities - Right-of-Use Assets [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Assets
Operating lease right-of-use assets, net		$ 88,055
Finance lease right-of-use assets, net		461,629
Total lease right-of-use assets		549,684
Current
Operating lease liabilities		88,056
Finance lease liabilities		12,509
Operating lease liabilities
Finance lease liabilities
Total lease liabilities		$ 100,565